Note 15 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended	18 Months Ended
	Jul. 25, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		0
Common Stock, Shares, Outstanding, Ending Balance (in shares)		123,098,161
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10			$ 0.10
Dividends, Preferred Stock, Cash		$ 15,534	$ 15,591
Fourth Quarter of 2019 [Member]
Dividends, Common Stock, Cash			$ 6,762
Common Stock Dividends, Shares (in shares)			649,928
First Quarter of 2020 [Member]
Dividends, Common Stock, Cash			$ 9,061
Common Stock Dividends, Shares (in shares)			637,516
Fourth Quarter of 2020 [Member]
Dividends, Common Stock, Cash		$ 9,342
Common Stock Dividends, Shares (in shares)		362,866
First Quarter of 2021 [Member]
Dividends, Common Stock, Cash		$ 9,360
Common Stock Dividends, Shares (in shares)		275,457
Preferred Stock [Member]
Stock Repurchased and Retired During Period, Shares (in shares)			95,574
Stock Repurchased and Retired During Period, Average Price Per Share (in dollars per share)			$ 17.63
York [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Purchase from York [Member] | York [Member]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued (in shares)	2,883,015
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)		638,323		2,429,542
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001				$ 0.0001
Shares Issued, Price Per Share (in dollars per share)		$ 9.0571		$ 5.6732
Series B Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0
Stock Repurchased and Retired During Period, Shares (in shares)			29,351
Dividends, Preferred Stock, Cash		$ (0)	$ (0)
Series C Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.531250
Series C Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.531250
Series C Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0
Stock Repurchased and Retired During Period, Shares (in shares)			26,865
Dividends, Preferred Stock, Cash		$ (0)	$ (0)
Series D Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0
Stock Repurchased and Retired During Period, Shares (in shares)			13,458
Dividends, Preferred Stock, Cash		$ (0)	$ (0)
Series E Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0
Stock Repurchased and Retired During Period, Shares (in shares)			25,900
Dividends, Preferred Stock, Cash		$ (0)	$ (0)
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		299,200	299,200
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001